Financing receivables - Additional information (Detail) - Corporate Loan [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance	¥ 2,450	¥ 16,417
Financing receivable, nonaccrual, no allowance		¥ 14,233